Loans and Related Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Construction [Member]
Recorded Investment	$ 109	$ 1,899
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,513	0
Impaired Financing Receivable, Recorded Investment	1,622	1,899
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	564	2,245
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,872	0
Impaired Financing Receivable, Unpaid Principal Balance	2,436	2,245
Impaired Financing Receivable, Related Allowance	191	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,363	1,896
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	729	202
Impaired Financing Receivable, Average Recorded Investment	2,092	2,098
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	3	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	98	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	101	0
Commercial Real Estate [Member]
Recorded Investment	3,944	2,666
Impaired Financing Receivable, with Related Allowance, Recorded Investment	894	1,547
Impaired Financing Receivable, Recorded Investment	4,838	4,213
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,649	3,129
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,109	1,547
Impaired Financing Receivable, Unpaid Principal Balance	5,758	4,676
Impaired Financing Receivable, Related Allowance	447	271
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,800	5,256
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	1,734	1,553
Impaired Financing Receivable, Average Recorded Investment	4,534	6,809
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	130	25
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	0	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	130	25
Commercial [Member]
Recorded Investment	2,973	3,201
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,829	3,631
Impaired Financing Receivable, Recorded Investment	4,801	6,832
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,973	3,102
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,569	3,731
Impaired Financing Receivable, Unpaid Principal Balance	6,542	6,833
Impaired Financing Receivable, Related Allowance	250	924
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	3,346	3,363
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,545	3,681
Impaired Financing Receivable, Average Recorded Investment	5,891	7,044
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	178	10
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	93	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	271	10
Consumer [Member]
Recorded Investment	7	40
Impaired Financing Receivable, Recorded Investment	7	40
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	7	40
Impaired Financing Receivable, Unpaid Principal Balance	7	40
Impaired Financing Receivable, Related Allowance	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1	42
Impaired Financing Receivable, Average Recorded Investment	1	42
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	0	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	0	0
Residential [Member]
Recorded Investment	162	615
Impaired Financing Receivable, Recorded Investment	162	615
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	162	615
Impaired Financing Receivable, Unpaid Principal Balance	162	615
Impaired Financing Receivable, Related Allowance	0	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	204	490
Impaired Financing Receivable, Average Recorded Investment	204	490
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method	7	0
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 7	$ 0